Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 5,521,000	$ 5,917,000	$ 4,311,000
Depreciation and amortization	909,000	659,000	701,000
Purchase accounting loan discount accretion	(450,000)	(1,495,000)
Deferred income taxes	793,000	859,000	299,000
Provision (credit) for loan losses	(750,000)	382,000	(430,000)
Gain on sale of loans	(618,000)	(586,000)	(611,000)
Net securities gains	(158,000)	(116,000)	(400,000)
Change in fair value of mortgage servicing rights	12,000	(263,000)	147,000
Loss on sale or write-down of other real estate owned	38,000	183,000	184,000
Increase in cash surrender value of life insurance	(393,000)	(427,000)	(397,000)
Net amortization of security premiums and discounts	885,000	925,000	764,000
Deferred compensation expense	85,000	76,000	64,000
Loss on disposal or write-down of premises and equipment and other assets	176,000	49,000
Proceeds from sale of loans held for sale	27,714,000	28,767,000	16,090,000
Originations of loans held for sale	(27,369,000)	(28,433,000)	(15,613,000)
(Increase) decrease in other assets	(354,000)	1,613,000	1,225,000
Increase (decrease) in other liabilities	572,000	(1,223,000)	(1,499,000)
Net cash provided by operating activities	6,613,000	6,887,000	4,835,000
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of available-for-sale securities	11,558,000	28,437,000	9,121,000
Proceeds from maturities of available-for-sale securities, including paydowns on mortgage-backed securities	30,106,000	30,797,000	27,223,000
Purchases of available-for-sale securities	(53,096,000)	(36,534,000)	(35,011,000)
Proceeds from sale of FHLB stock			750,000
Net proceeds from certificates of deposits	498,000	498,000	249,000
Proceeds from sales of premises and equipment	315,000
Proceeds from acquisition			6,628,000
Net (increase) decrease in loans and leases	(23,009,000)	7,306,000	(6,638,000)
BOLI premium	(124,000)
Purchases of premises and equipment	(2,399,000)	(312,000)	(314,000)
Proceeds from sale of other real estate owned	278,000	552,000
Net cash provided by (used in) investing activities	(35,873,000)	30,744,000	2,008,000
Net increase (decrease) in deposits	6,279,000	(46,914,000)	26,349,000
Borrowings	16,656,000	2,118,000
Change in net borrowings			(16,241,000)
Change in customer repurchase agreements			(4,600,000)
Purchase of treasury shares	(833,000)	(927,000)	(1,136,000)
Proceeds from sale of treasury shares	18,000	14,000	12,000
Payments of deferred compensation	(150,000)	(154,000)	(85,000)
Cash dividends paid	(1,446,000)	(1,200,000)	(1,194,000)
Net cash provided by (used in) financing activities	20,524,000	(47,063,000)	3,105,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(8,736,000)	(9,432,000)	9,948,000
CASH AND CASH EQUIVALENTS
At beginning of year	22,922,000	32,355,000	22,407,000
At end of year	14,186,000	22,922,000	32,355,000
SUPPLEMENTAL CASH FLOW DISCLOSURES
Interest	2,195,000	2,227,000	2,687,000
Federal income taxes	860,000	665,000	660,000
Change in deferred income taxes on net unrealized gain or loss on available-for-sale securities	(1,166,000)	(8,000)	1,427,000
Transfer of loans to other real estate owned	721,000	372,000
Change in net unrealized gain or loss on available-for-sale securities	$ (3,429,000)	$ (23,000)	$ 4,197,000